UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:	312-917-7700
Date of fiscal year end:	7/31
Date of reporting period:	10/31/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Quality Preferred Income Fund (JTP)
October 31, 2011

Shares	Description (1)	Coupon		Ratings (2)	Value
	$25 Par (or similar) Preferred Securities - 67.7% (51.5% of Total Investments)
	Capital Markets - 5.9%
137,200	Ameriprise Financial, Inc.	7.750%		A	$ 3,836,112
54,408	BNY Capital Trust V, Series F	5.950%		A1	1,362,376
515,776	Credit Suisse	7.900%		A3	13,503,016
339,132	Deutsche Bank Capital Funding Trust II	6.550%		BBB	7,393,078
86,100	Deutsche Bank Contingent Capital Trust III	7.600%		BBB	2,068,122
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%		A3	818,640
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%		A1	52,382
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%		A1	103,770
43,900	Morgan Stanley Capital Trust IV	6.250%		Baa2	967,995
	Total Capital Markets				30,105,491
	Commercial Banks - 10.0%
1,100	ABN AMRO North America Capital Funding, 144A	6.968%		BB+	588,844
323,100	Banco Santander Finance	10.500%		BBB+	8,659,080
2,100	Barclays Bank PLC	6.625%		A-	45,969
118,500	BB&T Capital Trust VI	9.600%		Baa1	3,092,850
119,800	Cobank ACB, 144A	7.000%		N/R	5,578,188
46,000	Cobank ACB	11.000%		A	2,472,500
48,600	Cobank ACB	11.000%		A	2,666,925
30,200	BB&T Capital Trust VII	8.100%		Baa1	774,630
18,400	HSBC Holdings PLC	8.000%		A-	492,200
13,800	HSBC Holdings PLC	6.200%		A-	334,098
36,000	KeyCorp Capital Trust X	8.000%		Baa3	914,040
80,308	Merrill Lynch Preferred Capital Trust V	7.280%		BB+	1,896,072
3,500,000	National Australia Bank	8.000%		A+	3,705,625
176,307	National City Capital Trust II	6.625%		BBB	4,476,435
7,100	PNC Financial Services Inc.	6.750%		BBB	7,099,006
25,000	Royal Bank of Scotland Group PLC, Series L	5.750%		BB	392,750
4,300,000	Royal Bank of Scotland Group PLC	7.648%		BB	3,020,750
20,400	Wachovia Capital Trust IX	6.375%		A-	511,632
60,000	Wells Fargo Capital Trust IX	5.625%		A-	1,504,800
120,000	Wells Fargo Capital Trust XII	7.875%		A-	3,114,000
	Total Commercial Banks				51,340,394
	Diversified Financial Services - 4.0%
18,000	Bank of America Corporation	6.375%		BB+	377,280
80,549	Citigroup Capital Trust XI	6.000%		Baa3	1,817,185
10,000	Citigroup Capital Trust XII	8.500%		Baa3	256,000
150,514	Citigroup Capital XIII	7.875%		BB+	4,053,342
1,900	Citigroup Capital XIV	6.875%		Baa3	45,752
36,800	ING Groep N.V	7.375%		BBB-	761,760
625,776	ING Groep N.V	7.200%		BBB-	12,959,821
13,651	National Rural Utilities Cooperative Finance Corporation	5.950%		A3	352,332
	Total Diversified Financial Services				20,623,472
	Diversified Telecommunication Services - 0.8%
126,000	Qwest Corporation	7.500%		BBB-	3,205,440
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	714,000
	Total Diversified Telecommunication Services				3,919,440
	Electric Utilities - 1.2%
33,000	Alabama Power Company	6.450%		BBB+	944,625
181,800	Entergy Texas Inc.	7.875%		BBB+	5,343,102
	Total Electric Utilities				6,287,727
	Food Products - 0.5%
28,100	Dairy Farmers of America Inc., 144A	7.875%		BBB-	2,489,486
	Insurance - 20.7%
906	AAG Holding Company Inc.	7.250%		BBB+	22,641
795,723	Aegon N.V.	6.375%		Baa1	16,988,685
326,106	Allianz SE	8.375%		A+	8,539,901
480,648	Arch Capital Group Limited	8.000%		BBB	12,256,524
3,250,000	Dai-Ichi Mutual Life, 144A	7.250%		A3	3,321,068
228,238	Delphi Financial Group, Inc.	7.376%		BB+	5,276,863
604,704	EverestRe Capital Trust II	6.200%		Baa1	14,893,859
198,951	Markel Corporation	7.500%		BBB	5,073,251
276,263	PartnerRe Limited	6.750%		BBB+	6,903,812
10,349	PartnerRe Limited	6.500%		BBB+	258,622
38,600	PLC Capital Trust III	7.500%		BBB	976,966
386,042	PLC Capital Trust IV	7.250%		BBB	9,651,050
166,360	Prudential PLC	6.750%		A-	4,220,553
4,100,000	Reinsurance Group of America Inc.	6.750%		BBB-	3,558,099
34,500	RenaissanceRe Holdings Limited, Series C	6.080%		BBB+	840,075
232,691	RenaissanceRe Holdings Limited, Series D	6.600%		BBB+	5,770,737
304,651	W. R. Berkley Corporation, Capital Trust II	6.750%		BBB-	7,616,275
	Total Insurance				106,168,981
	Media - 7.7%
131,141	CBS Corporation	6.750%		Baa2	3,309,999
612,684	Comcast Corporation	7.000%		BBB+	15,549,920
47,000	Comcast Corporation	6.625%		BBB+	1,201,790
747,138	Viacom Inc.	6.850%		BBB+	19,074,432
	Total Media				39,136,141
	Multi-Utilities - 3.3%
244,700	Dominion Resources Inc.	8.375%		BBB	7,088,959
10,000	Scana Corporation	7.700%		BBB-	283,500
341,815	Xcel Energy Inc.	7.600%		BBB	9,464,857
	Total Multi-Utilities				16,837,316
	Oil, Gas & Consumable Fuels - 2.3%
467,481	Nexen Inc.	7.350%		BB+	11,897,391
	Pharmaceuticals - 0.1%
13,552	Bristol Myers Squibb Company (CORTS)	6.250%		A+	344,356
	Real Estate/Mortgage — 11.1%
3,505	CommomWealth REIT	7.500%		BBB	74,376
164,500	CommomWealth REIT	7.250%		Baa3	4,003,930
2,475	CommomWealth REIT	7.125%		Baa3	60,539
80,607	Duke Realty Corporation, Series L	6.600%		Baa3	1,957,944
17,861	Kimco Realty Corporation, Series F	6.650%		Baa2	452,598
652,387	Kimco Realty Corporation, Series G	7.750%		Baa2	16,727,203
10,294	Kimco Realty Corporation, Series H	6.900%		Baa2	272,482
92,378	Prologis Inc.	6.750%		BB	2,146,865
12,691	PS Business Parks, Inc.	0.000%		BBB-	320,575
11,699	Public Storage, Inc., Series E	6.750%		BBB+	296,570
464	Public Storage, Inc., Series F	6.450%		BBB+	11,697
9,000	Public Storage, Inc., Series M	6.625%		BBB+	229,410
4,300	Public Storage, Inc., Series Q	6.500%		BBB+	113,391
22,544	Public Storage, Inc., Series R	6.350%		Baa1	590,427
107,100	Public Storage, Inc., Series Y, (3)	6.850%		BBB+	2,931,863
70,216	Realty Income Corporation	6.750%		Baa2	1,791,912
7,893	Regency Centers Corporation	7.250%		Baa3	197,562
452,734	Vornado Realty LP	7.875%		BBB	12,115,162
165,282	Wachovia Preferred Funding Corporation, (4)	7.250%		A-	4,335,347
32,329	Weingarten Realty Trust	8.100%		BBB	743,567
298,102	Weingarten Realty Trust	6.500%		Baa3	7,512,170
	Total Real Estate/Mortgage				56,885,590
	Wireless Telecommunication Services - 0.1%
18,500	Telephone and Data Systems Inc.	7.000%		Baa2	469,900
	Total $25 Par (or similar) Preferred Securities (cost $341,004,022)				346,505,685

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds - 7.4% (5.6% of Total Investments)
	Capital Markets - 0.1%
$1,000	Man Group PLC	5.000%	8/09/17	Baa3	$ 839,027
	Commercial Banks - 2.0%
8,400	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	7,224,000
3,400	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	2,788,000
11,800	Total Commercial Banks				10,012,000
	Diversified Financial Services - 0.4%
3,100	Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,340,500
	Electric Utilities - 0.7%
3,400	FPL Group Capital Inc.	6.650%	6/15/17	BBB	3,383,000
	Food & Staples Retailing - 1.3%
7,000	CVS Caremark Corporation	6.302%	6/01/37	BBB-	6,798,750
	Insurance - 2.7%
2,500	Prudential PLC., Convertible Bond	11.750%	12/23/14	A-	2,801,625
11,600	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	10,891,611
14,100	Total Insurance				13,693,236
	Multi-Utilities - 0.2%
1,000	Wisconsin Energy Corporation, (4)	6.250%	5/15/67	Baa1	990,000
$41,400	Total Corporate Bonds (cost $40,073,292)				38,056,513

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities - 52.5% (39.8% of Total Investments)
	Capital Markets - 1.2%
4,900	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	$ 3,822,000
1,000	Credit Suisse Guernsey	0.976%	5/15/17	A3	655,790
1,900	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Baa3	1,482,000
	Total Capital Markets				5,959,790
	Commercial Banks - 18.1%
9,600	AgFirst Farm Credit Bank	8.393%	12/15/16	A	9,600,000
2,100	American Express Company	6.800%	9/01/16	Baa2	2,079,000
2,720	Banco Santander Finance	10.500%	9/29/49	BBB+	2,820,648
700	BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	637,000
4,000	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	3,480,000
2,800	Barclays Bank PLC	6.278%	12/15/34	A-	2,128,000
900	Barclays Bank PLC, 144A	7.434%	12/15/17	A-	841,500
2,500	Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	A-	1,987,500
2,500	BB&T Capital Trust IV	6.820%	6/12/37	Baa1	2,500,000
400	First Empire Capital Trust I	8.234%	2/01/27	Baa2	402,275
575	First Empire Capital Trust II	8.277%	6/01/27	Baa2	580,759
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	2,887,500
300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	210,000
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A-	14,591,625
2,000	KeyCorp Capital III	7.750%	7/15/29	Baa3	2,082,012
2,509	NB Capital Trust II	7.830%	12/15/26	BB+	2,245,555
2,400	NB Capital Trust IV	8.250%	4/15/27	BB+	2,232,000
5,000	Nordea Bank AB	8.375%	3/25/15	A-	5,225,000
4,150	Rabobank Nederland, 144A	11.000%	6/30/19	AA-	5,021,500
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	17,449,827
2,000	Societe Generale, 144A	1.128%	12/31/49	BBB	1,095,380
700	Societe Generale, 144A	5.922%	4/05/57	BBB	478,420
8,900	Societe Generale	8.750%	10/07/49	BBB	7,654,000
3,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,890,218
1,550	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB	1,387,895
	Total Commercial Banks				92,507,614
	Diversified Financial Services - 2.3%
200	Bank One Capital III	8.750%	9/01/30	A2	243,800
3,700	CitiGroup Capital XXI	8.300%	12/21/37	Baa3	3,737,000
4,000	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	4,020,000
1,140	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,138,575
47,500	JPMorgan Chase Capital Trust XXIX	6.700%	4/02/40	A2	1,201,275
1,800	MBNA Capital Trust	8.278%	12/01/26	BB+	1,656,000
	Total Diversified Financial Services				11,996,650
	Diversified Telecommunication Services - 3.5%
15	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	17,628,047
	Electric Utilities - 0.7%
2,300	Dominion Resources Inc.	7.500%	6/30/16	BBB	2,415,000
1,500	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	1,447,500
	Total Electric Utilities				3,862,500
	Insurance - 19.2%
4,600	Allstate Corporation	6.125%	5/15/67	Baa1	4,243,500
4,580	AXA SA, 144A	6.379%	12/14/36	Baa1	3,423,550
4,300	AXA	8.600%	12/15/30	A3	4,624,383
700	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	623,000
9,925	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	7,443,750
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,157,807
3,800	Great West Life & Annuity Insurance Company, 144A	7.153%	5/16/16	A-	3,705,000
2,150	Liberty Mutual Group Inc., 144A	10.750%	6/15/58	Baa3	2,612,250
3,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	2,730,000
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,200,000
5,100	Lincoln National Corporation	7.000%	5/17/66	BBB	4,794,000
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	6,669,470
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	702,000
10,150	National Financial Services Inc.	6.750%	5/15/37	Baa2	8,802,029
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,311,373
7,225	Oil Insurance Limited, 144A	7.558%	6/30/11	Baa1	6,826,325
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,141,000
1,000	Progressive Corporation, (4)	6.700%	6/15/67	A2	992,500
3,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	3,616,000
1,000	Prudential PLC	6.500%	6/29/49	A-	912,500
1,100	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB+	994,972
3,000	Swiss Re Capital I	6.854%	5/25/16	A	2,705,214
15,000	XL Capital Ltd	6.500%	10/15/57	BBB-	12,600,000
2,536	ZFS FINANCE USA TRUST II 144A	6.450%	12/15/65	A	2,434,560
1,260	ZFS Finance USA Trust V	6.500%	5/09/67	A	1,165,500
	Total Insurance				98,430,683
	Real Estate/Mortgage - 4.3%
19	Firstar Realty LLC, 144A	8.875%	12/31/50	A2	21,885,624
	Road & Rail - 2.2%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	11,077,125
	Thrifts & Mortgage Finance - 0.3%
2,000	Caisse Nationale Des Caisses d’Epargne et de Prevoyance	6.750%	1/27/49	BBB	1,380,000
	U.S. Agency - 0.7%
3	Farm Credit Bank of Texas	10.000%	12/15/60	A3	3,846,250
	Total Capital Preferred Securities (cost $271,200,958)				268,574,283

Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities- 0.0% (0.0% of Total Investments)
	Commercial Banks - 0.00%
200	Wells Fargo & Company, Convertible Bond	7.500%		A-	$ 211,230
	Total Convertible Preferred Securities (cost $203,375)				211,230

Shares	Description (1)				Value
	Investment Companies - 3.2% (2.4% of Total Investments)
315,548	BlackRock Credit Allocation Income Trust II				$ 3,073,438
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				7,151,805
352,012	John Hancock Preferred Income Fund III				6,121,489
	Total Investment Companies (cost $20,807,508)				16,346,732

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments - 0.9% (0.7% of Total Investments)
$4,586	Repurchase Agreement with Fixed Income Corporation, dated 10/31/11, repurchase price $4,586,050, collateralized by $4,550,000 U.S. Treasury Notes, 1.500%, due 6/30/16, value $4,680,813	0.010%	11/01/11	$ 4,586,049
	Total Short-Term Investments (cost $4,586,049)			4,586,049
	Total Investments (cost $677,875,204) - 131.7%			674,280,492
	Borrowings - (32.0)%, (5), (6)			(164,000,000)
	Other Assets Less Liabilities - 0.3% (7)			1,852,651
	Net Assets Applicable to Common Shares - 100%			$ 512,133,143

Investments in Derivatives at October 31, 2011

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive			Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	Fixed Rate*	Frequency	Date	(Depreciation)
JPMorgan	$ 38,718,750	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$ (8,809)
JPMorgan	38,718,750	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(683,575)
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(1,776,921)
							$ (2,469,305)
*Annualized
	Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
	Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2011:

			Level 1	Level 2	Level 3		Total
	Investments:
	$25 Par (or similar) Preferred Securities		$299,588,807	$46,916,878	$—		$346,505,685
	Corporate Bonds		—	38,056,513	—		38,056,513
	Capital Preferred Securities		1,201,275	267,373,008	—		268,574,283
	Convertible Preferred Securities		211,230	—	—		211,230
	Investment Companies		16,346,732	—	—		16,346,732
	Short-Term Investments		—	4,586,049	—		4,586,049
	Derivatives:
	Interest Rate Swaps*		—	(2,469,305)	—		(2,469,305)
	Total		$317,348,044	$354,463,143	$—		$671,811,187
	* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.
	During the period ended October 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

	Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of October 31, 2011, the location of these instruments on the Statement of Assets and Liablilities, and the primary underlying risk exposure.

			Location on the Statements of Assets and Liabilities
	Underlying	Derivative	Asset Derivatives		Liability Derivatives
	Risk Exposure	Instrument	Location	Value	Location		Value
	Interest Rate	Swaps	Unrealized apprecation on interest rate swaps*	$ —	Unrealized depreciation on interest rate swaps*		$ 2,469,305
	* Value represents cumulative gross appreciation (depreciation) of swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2011, the cost of investments (excluding investments in derivatives) was $676,974,683.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at October 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 23,343,462
Depreciation	(26,037,653)
Net unrealized appreciation (depreciation) of investments	$ (2,694,191)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. The definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)	Borrowings as a percentage of Total Investments is 24.3%.
(6)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of October 31, 2011, investments with a value of $371,864,581 have been pledged as collateral for Borrowings.

(7)	Other Assets Less Liabilities includes the value and/or the Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at October 31, 2011.
N/R	Not rated.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CORTS	Corporate Backed Trust Securities.
PPLUS	PreferredPlus Trust.
USD-LIBOR	United States Dollar-London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Quality Preferred Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date  December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date  December 30, 2011

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date  December 30, 2011